SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
SUBSEQUENT EVENT

On October 26, 2012, the Company entered into a definitive agreement to acquire Litle & Co., LLC (“Litle & Co.”) for approximately $361 million in cash, pending regulatory approvals and customary closing conditions. Litle & Co. is a leading independent eCommerce payment processor, providing a fully-integrated payments solution for companies that sell goods and services to consumers over the internet and through direct response marketing.

The acquisition of Litle & Co. significantly increases the Company's capabilities in eCommerce, expands its customer base of online merchants, and enables the delivery of Litle and Co.'s innovative, best-in-class eCommerce solutions to the Company's merchant and financial institution clients.

This acquisition is expected to close in the fourth quarter of 2012 and will be recorded as a business combination under ASC 805, Business Combinations. The Company will fund this acquisition with cash on hand and funds available under its existing revolving credit facility.

18. SUBSEQUENT EVENTS The Company has evaluated subsequent events through February 21, 2012, the date the financial statements were issued.